OPERATING LEASE - Schedule of Components of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING LEASE
Operating lease expenses	¥ 162,448	¥ 116,091	¥ 71,706
Short-term lease expenses	1,947	2,177	2,167
Total	¥ 164,395	¥ 118,268	¥ 73,873